SHORT-TERM BORROWING (Tables)	6 Months Ended
Jun. 30, 2022
SHORT-TERM BORROWING
Schedule of short-term borrowings from bank

			Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	Interest Rate	Due Date
December 10, 2021	Ambow Shida	Huaxia Bank	10,000	4.35%	December 10, 2022
January 7, 2022	Ambow Shida	Huaxia Bank	10,000	4.35%	January 6, 2023
March 11, 2022	Ambow Shida	Huaxia Bank	9,070	4.35%	January 15, 2023